SEGMENT INFORMATION (Details) - Geographic Information (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Revenue	$ 1,187,320		$ 2,292,320		$ 388,850	$ 940,010
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Revenue					388,830
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Revenue						$ 940,010